SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value
Common Stocks—45.6%
Consumer Discretionary—11.6%
Auto Components—0.5%
Bridgestone Corp.	2,900 $	108,858
Continental AG	257	35,551
Koito Manufacturing Co. Ltd.	1,900	95,166
Valeo SA	4,617	144,109
		383,684

Automobiles—0.4%
Bayerische Motoren Werke AG	1,605	95,379
Volkswagen AG	1,052	176,140
		271,519

Distributors—0.1%
Pool Corp.	265	50,183

Diversified Consumer Services—0.1%
Bright Horizons Family Solutions, Inc.[1]	333	50,639

Entertainment—1.2%
Capcom Co. Ltd.	2,700	56,634
Live Nation Entertainment, Inc.[1]	798	57,504
NCSoft Corp.	66	26,742
Nexon Co. Ltd.[1]	7,400	117,415
Nintendo Co. Ltd.	1,000	366,371
Tencent Music Entertainment Group, ADR[1]	1	14
Ubisoft Entertainment SA1	890	73,801
Walt Disney Co. (The)	1,310	187,343
		885,824

Hotels, Restaurants & Leisure—1.3%
Accor SA	2,422	107,779
Alsea SAB de CV1	8,431	17,189
Carnival Corp.	1,315	62,107
Chipotle Mexican Grill, Inc. , Cl. A1	59	46,936
Darden Restaurants, Inc.	216	26,257
Flutter Entertainment plc	80	6,337
Hilton Worldwide Holdings, Inc.	274	26,455
Huazhu Group Ltd. , ADR	3,413	111,810
International Game Technology plc	3,110	41,519
Jollibee Foods Corp.	2,200	11,177
Kangwon Land, Inc.	1,650	42,687
Planet Fitness, Inc. , Cl. A1	564	44,364
Sands China Ltd.	20,000	96,667
Yum China Holdings, Inc.	6,117	278,323
		919,607

Household Durables—0.4%
SEB SA2	80	12,814

1 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Durables (Continued)
SEB SA1,2	130 $	20,822
SEB SA, Prime[1]	392	62,788
Sony Corp.	3,400	193,101
Steinhoff International Holdings NV1	13,509	1,103
		290,628

Interactive Media & Services—2.1%
Alphabet, Inc. , Cl. A1	560	682,192
Baidu, Inc. , Sponsored ADR[1]	204	22,787
Facebook, Inc. , Cl. A1	1,740	337,960
IAC/InterActiveCorp[1]	192	45,897
Tencent Holdings Ltd.	7,300	341,424
Yandex NV, Cl. A1	1,180	46,280
		1,476,540

Internet & Catalog Retail—1.6%
Alibaba Group Holding Ltd. , Sponsored ADR[1]	4,092	708,366
Amazon. com, Inc.[1]	49	91,472
Baozun, Inc. , Sponsored ADR[1]	214	10,616
Farfetch Ltd. , Cl. A1	2,370	47,637
JD. com, Inc. , ADR[1]	4,648	139,022
Meituan Dianping, Cl. B1	13,000	105,592
MercadoLibre, Inc.[1]	35	21,750
		1,124,455

Leisure Products—0.3%
Bandai Namco Holdings, Inc.	3,600	192,608

Media—0.2%
Cable One, Inc.	23	27,987
CyberAgent, Inc.	1,500	60,582
Zee Entertainment Enterprises Ltd.	8,714	45,473
		134,042

Multiline Retail—0.3%
Dollarama, Inc.	1,838	68,100
Lojas Americanas SA	12,760	60,685
Ollie's Bargain Outlet Holdings, Inc.[1]	189	16,006
SACI Falabella	8,722	53,892
		198,683

Specialty Retail—0.9%
Dufry AG1	580	50,906
Industria de Diseno Textil SA	8,921	266,057
Nitori Holdings Co. Ltd.	600	80,953
O'Reilly Automotive, Inc.[1]	165	62,826
Tiffany & Co.	1,240	116,461
Tractor Supply Co.	485	52,773

2 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Specialty Retail (Continued)
Ulta Beauty, Inc.[1]	129 $	45,053
		675,029

Textiles, Apparel & Luxury Goods—2.2%
Brunello Cucinelli SpA	703	22,248
Cie Financiere Richemont SA	861	73,489
Hermes International	205	144,066
Kering SA	920	475,235
lululemon athletica, Inc.[1]	344	65,735
LVMH Moet Hennessy Louis Vuitton SE	1,677	693,428
Moncler SpA	678	27,792
PRADA SpA	14,000	43,301
		1,545,294

Consumer Staples—4.1%
Beverages—1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,472	17,166
Coca-Cola European Partners plc	3,188	176,233
Diageo plc	4,659	194,395
Fomento Economico Mexicano SAB de CV	9,684	87,776
Fomento Economico Mexicano SAB de CV, Sponsored ADR	370	33,559
Heineken NV	601	64,505
Keurig Dr Pepper, Inc.	938	26,395
Pernod Ricard SA	1,023	179,118
		779,147

Food & Staples Retailing—0.4%
Alimentation Couche-Tard, Inc. , Cl. B	1,692	103,715
Atacadao SA	8,000	49,073
BIM Birlesik Magazalar AS	1,546	12,957
CP ALL PCL	25,834	72,748
Shoprite Holdings Ltd.	2,895	31,116
Wal-Mart de Mexico SAB de CV	8,973	26,474
		296,083

Food Products—1.1%
Barry Callebaut AG	40	78,246
Danone SA	2,534	219,697
McCormick & Co. , Inc.	238	37,733
Nestle SA	922	97,840
Saputo, Inc.	1,976	59,678
Vietnam Dairy Products JSC	2,372	12,570
WH Group Ltd.[3]	247,500	241,334
		747,098

Household Products—0.3%
Church & Dwight Co. , Inc.	506	38,173

3 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Products (Continued)
Colgate-Palmolive Co.	2,760 $	198,002
		236,175

Personal Products—0.9%
Amorepacific Corp.	567	66,798
AMOREPACIFIC Group	175	8,467
Hengan International Group Co. Ltd.	13,500	101,593
LG Household & Health Care Ltd.	128	135,555
Natura Cosmeticos SA	2,000	32,057
Pola Orbis Holdings, Inc.	1,300	32,627
Unilever plc	3,700	222,845
		599,942

Tobacco—0.3%
Philip Morris International, Inc.	1,551	129,679
Swedish Match AB	2,503	95,665
		225,344

Energy—1.1%
Energy Equipment & Services—0.2%
TechnipFMC plc	6,054	166,340

Oil, Gas & Consumable Fuels—0.9%
BP plc	18,357	121,061
Cheniere Energy, Inc.[1]	327	21,304
Diamondback Energy, Inc.	206	21,307
LUKOIL PJSC, ADR	679	55,826
Novatek PJSC, Sponsored GDR	955	199,476
TOTAL SA	3,813	197,577
		616,551

Financials—5.9%
Capital Markets—1.3%
B3 SA-Brasil Bolsa Balcao	4,400	48,642
China International Capital Corp. Ltd. , Cl. H3	10,400	19,735
Credit Suisse Group AG1	7,795	94,402
Goldman Sachs Group, Inc. (The)	540	118,870
Hong Kong Exchanges & Clearing Ltd.	2,482	83,823
KKR & Co. , Inc. , Cl. A	697	18,645
MarketAxess Holdings, Inc.	76	25,615
MSCI, Inc. , Cl. A	278	63,173
S&P Global, Inc.	1,380	338,031
Tradeweb Markets, Inc. , Cl. A	327	15,487
UBS Group AG1	8,982	99,806
		926,229

Commercial Banks—2.1%
Akbank TAS[1]	27,697	37,493

4 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Commercial Banks (Continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santander, Cl. B	13,837 $	19,769
Bandhan Bank Ltd.[3]	906	6,324
Bank Central Asia Tbk PT	13,100	28,812
BNP Paribas SA	1,800	83,641
BOC Hong Kong Holdings Ltd.	25,000	95,682
Citigroup, Inc.	3,410	242,655
Commercial International Bank Egypt SAE	5,333	23,310
Credicorp Ltd.	430	93,736
First Republic Bank	170	16,891
Grupo Aval Acciones y Valores SA, ADR	3,160	23,732
Grupo Financiero Inbursa SAB de CV, Cl. O	24,137	29,624
HSBC Holdings plc	14,281	113,737
ICICI Bank Ltd. , Sponsored ADR	22,651	276,569
ING Groep NV	10,749	119,302
Itau Unibanco Holding SA, ADR	2,405	22,006
Kotak Mahindra Bank Ltd.	7,090	156,116
Sberbank of Russia PJSC	3,566	13,089
Siam Commercial Bank PCL (The)	5,100	22,658
Societe Generale SA	2,480	60,749
Turkiye Garanti Bankasi AS1	6,714	11,762
		1,497,657

Consumer Finance—0.0%
Cholamandalam Investment & Finance Co. Ltd.	4,040	15,252

Diversified Financial Services—0.1%
Ayala Corp.	440	8,271
FirstRand Ltd.	19,874	85,318
		93,589

Insurance—1.4%
AIA Group Ltd.	14,400	146,784
Allianz SE	829	193,257
Arthur J. Gallagher & Co.	481	43,497
Japan Post Insurance Co. Ltd.	2,600	43,341
Legal & General Group plc	17,089	54,204
Ping An Insurance Group Co. of China Ltd. , Cl. A	5,733	72,702
Prudential plc	21,990	453,519
		1,007,304

Real Estate Investment Trusts (REITs)—0.2%
Alexandria Real Estate Equities, Inc.	183	26,784
SBA Communications Corp. , Cl. A1	243	59,635
Unibail-Rodamco-Westfield	317	42,437
		128,856

Real Estate Management & Development—0.5%
Ayala Land, Inc.	37,000	36,213

5 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Management & Development (Continued)
CBRE Group, Inc. , Cl. A1	564 $	29,898
DLF Ltd.	82,293	212,697
Emaar Properties PJSC	14,729	22,147
Oberoi Realty Ltd.[1]	1,725	13,733
SM Prime Holdings, Inc.	37,000	26,502
		341,190

Thrifts & Mortgage Finance—0.3%
Housing Development Finance Corp. Ltd.	5,803	178,848

Health Care—4.9%
Biotechnology—1.5%
ACADIA Pharmaceuticals, Inc.[1]	1,790	43,998
AnaptysBio, Inc.[1]	530	28,466
Ascendis Pharma AS, ADR[1]	150	17,364
Biocon Ltd.	2,793	9,152
Bluebird Bio, Inc.[1]	410	53,804
Blueprint Medicines Corp.[1]	750	75,113
CSL Ltd.	641	100,091
Exact Sciences Corp.[1]	148	17,036
Galapagos NV1	183	31,753
GlycoMimetics, Inc.[1]	2,327	21,478
Grifols SA	4,059	131,286
Incyte Corp.[1]	850	72,182
Innovent Biologics, Inc.[1,3]	6,500	20,883
Ionis Pharmaceuticals, Inc.[1]	990	65,201
MacroGenics, Inc.[1]	2,180	31,370
Mirati Therapeutics, Inc.[1]	407	43,061
Ra Pharmaceuticals, Inc.[1]	1,030	35,061
Sage Therapeutics, Inc.[1]	690	110,635
Sarepta Therapeutics, Inc.[1]	539	80,230
Shanghai Junshi Biosciences Co. Ltd. , Cl. H1,3	2,000	7,878
uniQure NV1	840	49,266
Veracyte, Inc.[1]	1,000	28,370
		1,073,678

Health Care Equipment & Supplies—1.1%
Cooper Cos. , Inc. (The)	137	46,224
DexCom, Inc.[1]	299	46,904
Edwards Lifesciences Corp.[1]	156	33,204
Hoya Corp.	1,600	122,930
IDEXX Laboratories, Inc.[1]	202	56,974
LivaNova plc[1]	260	20,033
Masimo Corp.[1]	195	30,781
Medtronic plc	1,060	108,056
ResMed, Inc.	460	59,202
Siemens Healthineers AG3	1,975	82,509
STERIS plc	229	34,089
Varian Medical Systems, Inc.[1]	60	7,042

6 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Health Care Equipment & Supplies (Continued)
West Pharmaceutical Services, Inc.	220 $	30,199
Zimmer Biomet Holdings, Inc.	620	83,781
		761,928

Health Care Providers & Services—0.7%
Anthem, Inc.	950	279,879
Centene Corp.[1]	1,510	78,656
Fresenius Medical Care AG & Co. KGaA	1,520	105,877
Sinopharm Group Co. Ltd. , Cl. H	9,300	34,322
		498,734

Health Care Technology—0.0%
Ping An Healthcare & Technology Co. Ltd.[1,3]	315	1,361
Veeva Systems, Inc. , Cl. A1	209	34,673
		36,034

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	1,690	117,303
Bio-Rad Laboratories, Inc. , Cl. A1	86	27,081
Bio-Techne Corp.	105	22,066
ICON plc[1]	298	46,539
IQVIA Holdings, Inc.[1]	359	57,142
Lonza Group AG1	320	109,469
Samsung Biologics Co. Ltd.[1,3]	124	29,244
Wuxi Biologics Cayman, Inc.[1,3]	3,000	32,192
		441,036

Pharmaceuticals—1.0%
Bayer AG	3,017	195,958
Hansoh Pharmaceutical Group Co. Ltd.[1,3]	4,000	10,858
Hutchison China MediTech Ltd. , ADR[1]	380	7,946
Jiangsu Hengrui Medicine Co. Ltd. , Cl. A	10,598	102,367
Novo Nordisk AS, Cl. B	2,109	101,225
resTORbio, Inc.[1]	2,070	22,522
Roche Holding AG	288	77,113
Takeda Pharmaceutical Co. Ltd.	4,938	170,850
		688,839

Industrials—6.8%
Aerospace & Defense—1.6%
Airbus SE	6,136	867,479
HEICO Corp.	408	55,794
MTU Aero Engines AG	361	90,292
Rolls-Royce Holdings plc[1]	8,800	92,013
TransDigm Group, Inc.[1]	100	48,544
		1,154,122

Air Freight & Couriers—0.3%
United Parcel Service, Inc. , Cl. B	1,150	137,390

7 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Air Freight & Couriers (Continued)
ZTO Express Cayman, Inc. , ADR	3,269 $	64,236
		201,626

Building Products—0.2%
Assa Abloy AB, Cl. B	5,823	133,372
Masco Corp.	695	28,335
		161,707

Commercial Services & Supplies—0.5%
Cintas Corp.	204	53,130
Copart, Inc.[1]	161	12,482
Edenred	2,439	122,304
Prosegur Cash SA3	15,346	31,097
Prosegur Cia de Seguridad SA	10,329	48,127
Republic Services, Inc. , Cl. A	488	43,261
Waste Connections, Inc.	525	47,628
		358,029

Construction & Engineering—0.1%
Boskalis Westminster	1,166	26,378

Electrical Equipment—0.8%
AMETEK, Inc.	351	31,453
Legrand SA	1,059	74,653
Melrose Industries plc	21,314	47,821
Mitsubishi Electric Corp.	6,000	78,410
Nidec Corp.	2,460	330,007
		562,344

Industrial Conglomerates—0.6%
3M Co.	720	125,798
Jardine Strategic Holdings Ltd.	1,504	51,805
Roper Technologies, Inc.	192	69,821
Siemens AG	677	74,317
SM Investments Corp.	3,120	61,243
		382,984

Machinery—1.3%
Aalberts NV	1,505	60,523
Atlas Copco AB, Cl. A	5,626	172,330
Epiroc AB, Cl. A	5,123	56,101
FANUC Corp.	500	89,075
IDEX Corp.	354	59,550
ITT, Inc.	139	8,676
Komatsu Ltd.	3,300	73,572
Kubota Corp.	4,300	66,633
Minebea Mitsumi, Inc.	4,500	76,997
SMC Corp.	250	90,848
VAT Group AG1,3	756	94,473

8 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Machinery (Continued)
Weir Group plc (The)	2,413 $	43,699
Woodward, Inc.	227	25,433
		917,910

Professional Services—1.0%
Bureau Veritas SA	2,084	51,943
CoStar Group, Inc.[1]	118	72,617
Equifax, Inc.	900	125,181
IHS Markit Ltd.[1]	767	49,410
Intertek Group plc	800	55,303
Recruit Holdings Co. Ltd.	10,100	343,713
TransUnion	319	26,410
		724,577

Road & Rail—0.1%
Old Dominion Freight Line, Inc.	76	12,691
Seibu Holdings, Inc.	5,200	81,761
		94,452

Trading Companies & Distributors—0.3%
Bunzl plc	1,470	38,469
Ferguson plc	604	44,984
ITOCHU Corp.	7,100	135,472
		218,925

Transportation Infrastructure—0.0%
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	1,408	21,377

Information Technology—8.3%
Communications Equipment—0.2%
Motorola Solutions, Inc.	301	49,954
Nokia OYJ	25,143	135,480
		185,434

Electronic Equipment, Instruments, & Components—1.8%
CDW Corp.	489	57,780
Hitachi Ltd.	3,200	113,821
Keyence Corp.	455	259,662
Keysight Technologies, Inc.[1]	499	44,670
Murata Manufacturing Co. Ltd.	6,000	264,588
Omron Corp.	2,000	95,446
Sunny Optical Technology Group Co. Ltd.	1,400	16,347
TDK Corp.	3,400	261,958
TE Connectivity Ltd.	1,695	156,618
		1,270,890

IT Services—1.2%
Amadeus IT Group SA	872	68,208
Atos SE	106	8,540

9 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
IT Services (Continued)
Black Knight, Inc.[1]	295 $	18,679
Booz Allen Hamilton Holding Corp. , Cl. A	482	33,137
EPAM Systems, Inc.[1]	562	108,910
Euronet Worldwide, Inc.[1]	269	41,940
PayPal Holdings, Inc.[1]	2,150	237,360
StoneCo Ltd. , Cl. A1	2,040	71,420
Tata Consultancy Services Ltd.	1,942	62,109
Total System Services, Inc.	545	73,967
Twilio, Inc. , Cl. A1	209	29,074
WEX, Inc.[1]	169	36,854
Worldline SA1,3	700	50,045
		840,243

Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc.[1]	1,099	33,465
ams AG1	999	52,097
ASML Holding NV	657	145,726
Cree, Inc.[1]	219	13,617
Infineon Technologies AG	7,261	137,598
KLA Corp.	133	18,131
Lam Research Corp.	190	39,636
Marvell Technology Group Ltd.	873	22,925
Maxim Integrated Products, Inc.	3,840	227,290
Monolithic Power Systems, Inc.	155	22,965
STMicroelectronics NV2	5,990	109,943
STMicroelectronics NV2	9,130	166,623
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	214,954
Taiwan Semiconductor Manufacturing Co. Ltd. , Sponsored ADR	2,754	117,403
Xilinx, Inc.	169	19,301
		1,341,674

Software—3.1%
Adobe, Inc.[1]	1,110	331,735
ANSYS, Inc.[1]	93	18,890
Aspen Technology, Inc.[1]	134	17,671
Atlassian Corp. plc, Cl. A1	502	70,340
Blue Prism Group plc[1]	350	6,071
Coupa Software, Inc.[1]	196	26,599
Dassault Systemes SE	440	66,608
Fair Isaac Corp.[1]	133	46,207
Intuit, Inc.	1,260	349,411
Microsoft Corp.	390	53,145
Oracle Corp. Japan	1,100	91,298
Paycom Software, Inc.[1]	112	26,964
RingCentral, Inc. , Cl. A1	481	68,292
SAP SE	5,397	669,486
ServiceNow, Inc.[1]	32	8,877
Splunk, Inc.[1]	197	26,656
Synopsys, Inc.[1]	494	65,584

10 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Software (Continued)
Temenos AG1	687 $	120,668
Trade Desk, Inc. (The), Cl. A1	82	21,591
Xero Ltd.[1]	2,176	96,215
Zendesk, Inc.[1]	351	29,330
		2,211,638

Technology Hardware, Storage & Peripherals—0.1%
Samsung Electronics Co. Ltd.	1,208	46,089

Materials—2.2%
Chemicals—0.7%
Air Liquide SA	1,900	262,221
Akzo Nobel NV	1,521	143,477
Ingevity Corp.[1]	185	18,230
Sika AG	631	91,177
		515,105

Construction Materials—0.1%
Dalmia Bharat Ltd.	593	7,929
Indocement Tunggal Prakarsa Tbk PT	15,000	23,965
James Hardie Industries plc	3,130	42,127
Martin Marietta Materials, Inc.	36	8,919
Semen Indonesia Persero Tbk PT	11,500	10,489
		93,429

Containers & Packaging—0.2%
Avery Dennison Corp.	175	20,102
Ball Corp.	591	42,245
CCL Industries, Inc. , Cl. B	2,058	102,915
		165,262

Metals & Mining—1.2%
Agnico Eagle Mines Ltd.	2,869	149,848
Anglo American plc	5,779	142,672
Glencore plc[1]	40,870	131,593
Grupo Mexico SAB de CV	26,468	64,762
MMC Norilsk Nickel PJSC	36	8,309
MMC Norilsk Nickel PJSC, ADR	785	18,125
Polyus PJSC, GDR[3]	300	15,285
Vale SA, Cl. B, Sponsored ADR	3,520	45,725
Wheaton Precious Metals Corp.	8,745	228,419
		804,738

Telecommunication Services—0.7%
Diversified Telecommunication Services—0.4%
Nippon Telegraph & Telephone Corp.	2,300	103,806
Spark New Zealand Ltd.	55,568	145,088
		248,894

11 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Wireless Telecommunication Services—0.3%
Rogers Communications, Inc. , Cl. B	1,662	$86,273
SK Telecom Co. Ltd.	694	145,142
		231,415
Total Common Stocks (Cost $27,896,592)		32,333,831

Preferred Stocks—3.0%
Grab Holdings, Inc. , H Shares, Preference[1,4]	11,374	70,097
Harambee Re Ltd. , 2019-1[1]	250,000	257,140
Lion Rock Re Ltd. , 2019-1[1]	2,500	258,058
Mt. Logan Re Ltd. , 2019-1[1]	250	263,320
NCM Re Ltd. , 2019-1[1]	250,000	261,325
Thopas Re Ltd. , 2019-1[1]	2,500	257,897
Torricelli Re, 2019-1[1]	2,500	252,097
Turing Re, 2019-1[1]	2,500	255,050
Viribus Re Ltd. , 2019-1[1]	243,842	265,154
Zee Entertainment Enterprises Ltd. , 6% Cum. Non-Cv.	32,510	2,552
Total Preferred Stocks (Cost $2,072,411)		2,142,690
	Principal Amount
Event-Linked Bonds—1.9%
Alturas Re Segregated Account 2019-1 Catastrophe Linked Nts. , 0.00%,
3/10/23[3,5]	$250,000	260,342
Eden Re II Ltd. Catastrophe Linked Nts. , 0.00%, 3/22/23[3,5]	250,000	260,979
Limestone Re Ltd. Catastrophe Linked Nts. , 0.00%, 9/9/22[3,5]	250,000	270,431
Sector Re V Ltd. Catastrophe Linked Nts. , 0.00%, 3/1/24[3,5]	300,000	303,179
Versutus Ltd. , 2019-1, Cl. B Catastrophe Linked Nts. , 0.00%, 12/31/19[5]	250,000	255,963
Total Event-Linked Bonds (Cost $1,300,000)		1,350,894

	Shares	Value
Investment Companies—46.0%
Invesco Oppenheimer Institutional Government Money Market Fund,
2.29%[6]	28,115,614	$28,115,614
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund[7]	147,782	4,457,105
Total Investment Companies (Cost $32,131,511)		32,572,719
Total Investments, at Value (Cost $63,400,514)	96.5%	68,400,134
Net Other Assets (Liabilities)	3.5	2,472,360
Net Assets	100.0%	$70,872,494

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
3. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the
1933 Act, typically to qualified institutional buyers.The aggregate value of these securities at July 31, 2019 was
$1,738,149, which represented 2.45% of the Fund’s Net Assets.
4. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Consolidated Notes.
5. Zero coupon bond reflects effective yield on the original acquisition date.
6. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

12 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Footnotes to Schedule of Investments (continued)
7. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

		Shares	Gross		Gross	Shares
	October 31, 2018		Additions		Reductions	July 31, 2019
Investment Company
Oppenheimer Fundamental
Alternatives Fund, Cl. I		357,038	7,604		364,642	—
Oppenheimer Master Event-Linked
Bond Fund, LLC		423,283	—		423,283	—
Oppenheimer Russell 1000
Dynamic Multifactor Exchange
Traded Fund		280,058	—		132,276	147,782

						Change in
					Realized	Unrealized
		Value	Income		Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Fundamental
Alternatives Fund, Cl. I	$	— $	205,075		$18,813	$(162,533)
Oppenheimer Master Event-Linked
Bond Fund, LLC		—	178,057	[a]	(430,199)[a]	92,892	[a]
Oppenheimer Russell 1000
Dynamic Multifactor Exchange
Traded Fund		4,457,105	48,724		(384,531)	367,544
Total		$4,457,105	$431,856		$(795,917)	$297,903

a. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$41,426,598	60.6%
Japan	4,198,503	6.1
France	4,021,856	5.9
Supranational	3,420,935	5.0
China	2,191,570	3.2
Germany	1,856,362	2.7
United Kingdom	1,657,115	2.4
Switzerland	1,552,367	2.3
India	986,755	1.4
Canada	846,577	1.2
Hong Kong	734,899	1.1
Netherlands	609,176	0.9
Spain	544,773	0.8
South Korea	500,724	0.7
Sweden	457,467	0.7
Russia	356,389	0.5
Taiwan	332,357	0.5
Brazil	329,608	0.5
Mexico	300,529	0.4

13 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)					Value	Percent
South Africa					$260,209		0.4%
New Zealand					241,303		0.4
Eurozone					176,233		0.3
Australia					170,431		0.3
Philippines					143,406		0.2
Finland					135,480		0.2
Denmark					118,589		0.2
Thailand					95,406		0.1
Peru					93,736		0.1
Italy					93,341		0.1
Turkey					79,378		0.1
Singapore					70,097		0.1
Indonesia					63,266		0.1
Chile					53,892		0.1
Austria					52,097		0.1
Ireland					48,464		0.1
Jersey, Channel Islands					44,984		0.1
Belgium					31,753		0.1
Colombia					23,732		0.0
Egypt					23,310		0.0
United Arab Emirates					22,147		0.0
Argentina					21,750		0.0
Vietnam					12,570		0.0
Total					$68,400,134	100.0%

Forward Currency Exchange Contracts as of July 31, 2019
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000's)			(000's)Appreciation Depreciation
BAC	08/2019	INR	10,000	USD	142 $	1,949	$—
BAC	08/2019	MYR	2,550	USD	613	3,784	—
BAC	08/2019	USD	31	ARS	1,470	—	1,384
BAC	08/2019	USD	511	CLP	350,000	13,323	—
BAC	08/2019	USD	568	KRW	664,000	8,363	—
BAC	08/2019	USD	621	MYR	2,550	3,665	—
BAC	08/2019	USD	135	PHP	7,000	—	2,460
BOA	08/2019	HUF	6,000	USD	21	—	525
BOA	08/2019	IDR	10,433,000	USD	727	11,102	—
BOA	08/2019	MXN	8,500	USD	440	1,739	—
BOA	08/2019	PLN	1,360	USD	359	—	7,408
BOA	08/2019	RON	315	USD	75	—	936
BOA	08/2019	THB	3,000	USD	96	1,324	—
BOA	08/2019	TWD	29,000	USD	934	—	1,986
CITNA-B	08/2019	ARS	1,470	USD	33	—	393
CITNA-B	08/2019	CLP	350,000	USD	514	—	17,089
CITNA-B	08/2019	GBP	340	USD	432	—	17,842
CITNA-B	08/2019	HKD	830	USD	106	—	196
CITNA-B	08/2019	KRW	664,000	USD	564	—	4,345
CITNA-B	08/2019	NZD	885	USD	594	—	12,294
CITNA-B	08/2019	PEN	250	USD	76	—	337
CITNA-B	08/2019	RUB	17,300	USD	269	2,172	—

14 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000’s)			(000’s)Appreciation Depreciation
CITNA-B	08/2019	USD	872	BRL	3,280 $	12,139 $	—
CITNA-B	08/2019	USD	752	CAD	980	8,592	—
CITNA-B	08/2019	USD	477	COP	1,529,000	11,255	—
CITNA-B	08/2019	USD	21	HUF	6,000	282	—
CITNA-B	08/2019	USD	75	PEN	250	—	244
CITNA-B	08/2019	USD	274	RUB	17,300	2,936	—
CITNA-B	08/2019	USD	506	TRY	2,950	—	16,707
CITNA-B	08/2019	USD	851	ZAR	11,920	22,453	—
DEU	08/2019	CAD	980	USD	737	5,436	—
DEU	08/2019	CHF	140	USD	141	—	379
DEU	08/2019	JPY	68,000	USD	633	—	6,906
DEU	08/2019	SEK	4,130	USD	441	—	12,991
DEU	08/2019	USD	423	GBP	340	8,692	—
DEU	08/2019	USD	133	ILS	470	—	1,330
DEU	08/2019	USD	581	NZD	885	—	518
DEU	08/2019	USD	359	PLN	1,360	7,797	—
DEU	08/2019	USD	97	THB	3,000	—	531
GSCO-OT	08/2019	ZAR	11,920	USD	823	4,839	—
HSBC	08/2019	ILS	470	USD	131	2,567	—
HSBC	08/2019	PHP	7,000	USD	137	56	—
HSBC	08/2019	USD	106	HKD	830	46	—
HSBC	08/2019	USD	744	IDR	10,433,000	5,789	—
HSBC	08/2019	USD	145	INR	10,000	572	—
HSBC	08/2019	USD	443	MXN	8,500	994	—
HSBC	08/2019	USD	75	RON	315	1,009	—
HSBC	08/2019	USD	287	SGD	390	3,345	—
HSBC	08/2019	USD	936	TWD	29,000	3,436	—
JPM	08/2019	AUD	784	USD	540	—	3,335
JPM	08/2019	BRL	3,280	USD	852	7,465	—
JPM	08/2019	COP	1,529,000	USD	470	—	4,738
JPM	08/2019	DKK	375	USD	57	—	1,086
JPM	08/2019	EUR	2,340	USD	2,633	—	37,332
JPM	08/2019	NOK	1,390	USD	160	—	2,992
JPM	08/2019	SGD	390	USD	286	—	2,443
JPM	08/2019	USD	142	CHF	140	1,089	—
JPM	08/2019	USD	57	DKK	375	799	—
JPM	08/2019	USD	630	JPY	68,000	3,624	—
JPM	08/2019	USD	163	NOK	1,390	5,570	—
JPM	08/2019	USD	438	SEK	4,130	9,286	—
MOS	08/2019	TRY	2,950	USD	492	30,588	—
MOS	08/2019	USD	2,645	EUR	2,340	49,499	—
Total Unrealized Appreciation and Depreciation						$257,576 $	158,727

15 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Futures Contracts as of July 31, 2019
							Unrealized
		Expiration	Number Notional Amount				Appreciation/
Description	Buy/Sell	Date	of Contracts	(000	's)	Value (Depreciation)
Canadian Dollar
Index	Buy	9/17/19	8	USD 610 $		606,840 $	(3,641)
MSCI EAFE Index	Buy	9/20/19	66	USD 6,280		6,221,490	(58,216)
MSCI Emerging
Market Index	Buy	9/20/19	48	USD 2,503		2,461,440	(41,282)
S&P 500 E-Mini
Index	Buy	9/20/19	80	USD 12,000		11,929,000	(71,196)
S&P/TSX 60 Index	Buy	9/19/19	4	CAD 594		593,120	(675)
							$(175,010)

Glossary:
Counterparty Abbreviations
BAC Barclays Bank plc
BOA Bank of America NA
CITNA-B Citibank NA
DEU Deutsche Bank AG
GSCO-OT Goldman Sachs Bank USA
HSBC HSBC Bank USA NA
JPM JPMorgan Chase Bank NA
MOS Morgan Stanley & Co., Inc.

Currency abbreviations indicate amounts reporting in currencies
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
DKK Danish Krone
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Nuevo Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian New Sol
PHP Philippine Peso
PLN Polish Zloty
RON New Romanian Leu

16 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Currency abbreviations indicate amounts reporting in currencies (Continued)
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thailand Baht
TRY New Turkish Lira
TWD New Taiwan Dollar
ZAR South African Rand

Definitions
EAFE Europe, Australasia, Far East
MSCI Morgan Stanley Capital International
S&P Standard & Poor's
TSX 60 60 largest companies on the Toronto Stock Exchange

17 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO
CONSOLIDATED SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

1. Securities Valuation
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$3,670,248$	4,528,487$	— $	8,198,735
Consumer Staples	972,073	1,911,716	—	2,883,789
Energy	42,611	740,280	—	782,891
Financials	1,444,848	2,744,077	—	4,188,925
Health Care	2,022,931	1,477,318	—	3,500,249
Industrials	1,119,217	3,705,214	—	4,824,431
Information Technology	2,803,011	3,092,957	—	5,895,968
Materials	696,450	882,084	—	1,578,534
Telecommunication Services	86,273	394,036	—	480,309
Preferred Stocks	2,552	2,070,041	70,097	2,142,690
Event-Linked Bonds	—	1,350,894	—	1,350,894
Investment Companies	32,572,719	—	—	32,572,719
Total Investments, at Value	45,432,933	22,897,104	70,097	68,400,134
Other Financial Instruments:
Forward currency exchange contracts	—	257,576	—	257,576
Total Assets	$45,432,933$	23,154,680$	70,097$	68,657,710

Liabilities Table
Other Financial Instruments:
Futures contracts	$(175,010) $	— $	— $	(175,010)
Forward currency exchange contracts	—	(158,727)	—	(158,727)
Total Liabilities	$(175,010)$	(158,727) $	— $	(333,737)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

18 INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND